Consolidated balance sheet - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks		$ 327,002	$ 403,018
Items in the course of collection from other banks		7,297	4,136
Hong Kong Government certificates of indebtedness		43,787	42,578
Trading assets		218,093	248,842
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		45,063	49,804
Derivatives		284,146	196,882
Due from and placements with banks and other financial institutions		104,882	83,136
Loans and advances to customers		924,854	1,045,814
Reverse repurchase agreements – non-trading		253,754	241,648
Financial investments		425,564	446,274
Assets held for sale	[1]	115,919	3,411
Prepayments, accrued income and other assets		156,866	136,571
Current tax assets		1,230	970
Interests in associates and joint ventures		29,254	29,609
Goodwill and intangible assets		21,321	20,622
Deferred tax assets		7,498	4,624
Total assets		2,966,530	2,957,939
Liabilities
Hong Kong currency notes in circulation		43,787	42,578
Deposits by banks		66,722	101,152
Customer accounts		1,570,303	1,710,574
Repurchase agreements – non-trading		127,747	126,670
Items in the course of transmission to other banks		7,864	5,214
Trading liabilities		72,353	84,904
Financial liabilities designated at fair value		127,327	145,502
Derivatives		285,764	191,064
Debt securities in issue		78,149	78,557
Liabilities of disposal groups held for sale		114,597	9,005
Accruals, deferred income and other liabilities		133,240	114,773
Current tax liabilities		1,135	698
Liabilities under insurance contracts		114,844	112,745
Provisions		1,958	2,566
Deferred tax liabilities		2,422	4,673
Subordinated liabilities		22,290	20,487
Total liabilities		2,770,502	2,751,162
Equity
Called up share capital		10,147	10,316
Share premium account		14,664	14,602
Other equity instruments		19,746	22,414
Other reserves		(9,141)	6,460
Retained earnings		152,068	144,458
Total shareholders’ equity		187,484	198,250
Non-controlling interests		8,544	8,527
Total equity		196,028	206,777
Total liabilities and equity		$ 2,966,530	$ 2,957,939

[1]	‘Assets held for sale’ in 2021, including $2.4bn of loans and advances to customers in relation to our exit of mass market retail banking business in the US, were reported within ‘Prepayments, accrued income and other assets’ in the Annual Report and Accounts 2021. Similarly, $8.8bn of customer accounts classified as ‘Liabilities of disposal groups’ were previously presented within ‘Accruals, deferred income and other liabilities’.